Right-of-use assets	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Right-of-use assets

7.	Right-of-use assets

	Premises	Equipment	Total
Cost	$	$	$
At October 31, 2021	28,821,956	133,769	28,955,725
Additions	7,951,830	117,517	8,069,347
Modifications	(196,578)	(25,125)	(221,703)

At April 30, 2022	36,577,208	226,161	36,803,369

Accumulated depreciation
At October 31, 2021	(1,894,179)	(51,786)	(1,945,965)
Depreciation	(2,648,983)	(21,087)	(2,670,070)
Disposals	208,861	—	208,861

At April 30, 2022	(4,334,301)	(72,873)	(4,407,174)

Carrying amounts
At October 31, 2021	26,927,777	81,983	27,009,760
At April 30, 2022	32,242,907	153,288	32,396,195

The weighted average lease term is four years.

14.	Right-of-use assets

	Premises	Equipment	Total
Cost	$	$	$
At October 31, 2019	2,783,313	53,262	2,836,575
Additions & modifications	1,550,957	61,176	1,612,133
Foreign Exchange on Translation	19,731	(629)	19,102

At October 31, 2020	4,354,001	113,809	4,467,810
Additions & modifications	24,467,955	19,960	24,487,915

At October 31, 2021	28,821,956	133,769	28,955,725

Accumulated depreciation
At October 31, 2019	—	—	—
Depreciation	(584,343)	(16,391)	(600,734)
Foreign Exchange on Translation	(7,810)	(178)	(7,988)

At October 31, 2020	(592,153)	(16,569)	(608,722)
Depreciation	(1,302,026)	(35,217)	(1,337,243)

At October 31, 2021	(1,894,179)	(51,786)	(1,945,965)

Carrying amounts
At October 31, 2019	2,783,313	53,262	2,836,575
At October 31, 2020	3,761,848	97,240	3,859,088
At October 31, 2021	26,927,777	81,983	27,009,760

The weighted average lease term is five years.